Expense Example - Janus Henderson AA-A CLO ETF - Janus Henderson AA-A CLO ETF Shares	Feb. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 100